Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Inventories	¥ 15,387	¥ 15,298
Accrued business tax	1,835	3,293
Accrued pension and severance cost	108,781	77,420
Research and development - costs capitalized for tax purposes	5,998	6,906
Property, plant and equipment	26,519	24,281
Accrued expenses	31,316	39,881
Net operating losses carried forward	29,167	33,526
Other	33,782	33,808
Deferred Tax Assets, Gross, Total	252,785	234,413
Less valuation allowance	(26,687)	(32,931)
Total deferred tax assets	226,098	201,482
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,450)	(10,400)
Net unrealized gains on securities	(7,321)	(7,354)
Tax deductible reserve	(4,449)	(4,974)
Financing lease revenue	(47,802)	(54,280)
Prepaid pension and severance cost		(1,104)
Intangible assets	(85,888)	(21,106)
Other	(29,751)	(32,394)
Total deferred tax liabilities	(184,661)	(131,612)
Net deferred tax assets	¥ 41,437	¥ 69,870